Operating Leases (Details Textual) - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Operating Leases (Textual)
Monthly rent amount of lease		$ 3,733
Security deposit	$ 5,000	$ 5,000
Lease expire date		Nov. 30, 2018
Total rent expense	$ 5,973	$ 11,200
Future minimum annual operating lease amount		$ 27,600
Stock options, description		One year renewal option.